BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.4%
Communication Services—5.2%
Activision Blizzard, Inc.	95,612	$6,882,152
Alphabet, Inc., Class A*	6,769	9,703,497
Comcast Corp., Class A	181,244	7,177,262
Electronic Arts, Inc.*	30,893	3,796,132
Facebook, Inc., Class A*	33,521	7,545,242
Fox Corp., Class A(a)	368,333	10,744,274
Interpublic Group of Cos., Inc., (The)	490,839	8,398,255
Momo, Inc. - SP ADR	168,661	3,272,023
NetEase, Inc. - ADR	19,428	7,438,981
Omnicom Group, Inc.(a)	64,748	3,547,543
		68,505,361
Consumer Discretionary—8.2%
AutoZone, Inc.*	7,037	8,077,491
eBay, Inc.(a)	329,833	15,020,595
Fiat Chrysler Automobiles NV	195,041	1,724,162
Foot Locker, Inc.(a)	311,613	8,631,680
Gentex Corp.	99,337	2,626,470
International Game Technology PLC(a)	472,874	3,986,328
Las Vegas Sands Corp.*	74,043	3,549,621
Lear Corp.*	51,620	5,474,301
Lowe's Cos., Inc.	109,362	14,255,337
Magna International, Inc.	69,359	2,925,563
Melco Resorts & Entertainment Ltd. - ADR*	321,939	5,160,682
Mohawk Industries, Inc.*(a)	63,094	5,880,361
NVR, Inc.*	2,307	7,432,254
Target Corp.	56,885	6,958,742
Whirlpool Corp.(a)	70,940	8,641,911
Wyndham Destinations, Inc.	94,952	3,019,473
Wyndham Hotels & Resorts, Inc.(a)	82,877	3,806,541
		107,171,512
Consumer Staples—1.4%
Altria Group, Inc.	126,282	4,931,312
Ambev SA - ADR	1,365,489	3,154,280
Nomad Foods Ltd.*	178,769	3,786,327
Philip Morris International, Inc.	94,593	6,939,343
		18,811,262
Energy—2.3%
Apergy Corp.*(a)	141,421	1,282,689
Canadian Natural Resources Ltd.(a)	259,020	4,688,262
Cimarex Energy Co.	166,744	4,382,032
Diamondback Energy, Inc.(a)	152,087	6,475,864
Marathon Oil Corp.*	810,380	4,327,429
Phillips 66	72,747	5,693,180
World Fuel Services Corp.	124,312	3,167,470
		30,016,926
Financials—22.1%
Aflac, Inc.	294,995	10,758,468
Alleghany Corp.	22,976	11,788,986
Allstate Corp., (The)	163,220	15,964,548
American International Group, Inc.(a)	546,882	16,439,273
Aon Plc	41,850	8,242,358
Bank of America Corp.	1,076,495	25,965,059
Charles Schwab Corp., (The)(a)	177,661	6,379,807
Chubb Ltd.	102,031	12,441,660
Citigroup, Inc.	403,025	19,308,928
Discover Financial Services	109,239	5,189,945
Fifth Third Bancorp	241,457	4,681,851
Globe Life, Inc.	49,563	3,817,342
Goldman Sachs Group, Inc., (The)	69,026	13,562,919
Huntington Bancshares, Inc.(a)	766,117	6,810,780
JPMorgan Chase & Co.	255,611	24,873,506
KeyCorp	1,132,402	13,418,964
Loews Corp.(a)	309,200	10,277,808
Markel Corp.*(a)	6,710	6,021,688
Renaissance Holdings Ltd.	55,827	9,371,120
State Street Corp.(a)	63,313	3,859,560
Synchrony Financial(a)	240,814	4,905,381
TD Ameritrade Holding Corp.	308,609	11,501,857
Travelers Cos., Inc., (The)	79,267	8,479,984
Truist Financial Corp.	328,842	12,094,809
Wells Fargo & Co.	393,434	10,414,198
White Mountains Insurance Group Ltd.	14,902	13,643,675
		290,214,474
Health Care—26.3%
Abbott Laboratories	180,022	17,087,688
Alcon, Inc.*(a)	67,501	4,289,014
AmerisourceBergen Corp.	113,029	10,776,185
Anthem, Inc.	61,062	17,958,945
Avantor, Inc.*(a)	569,050	10,794,878
Biogen, Inc.*	47,819	14,684,737
Centene Corp.*	301,216	19,955,560
Change Healthcare, Inc.*	359,739	4,489,543
Cigna Corp.	44,951	8,869,731
Elanco Animal Health, Inc.*(a)	42,091	901,168
GlaxoSmithKline PLC - SP ADR(a)	180,837	7,580,687
Henry Schein, Inc.*(a)	116,219	7,056,818
Humana, Inc.	26,195	10,756,977
Jazz Pharmaceuticals PLC*	49,417	5,896,436
Johnson & Johnson	183,891	27,353,786
Laboratory Corp. of America Holdings*	41,960	7,356,427
McKesson Corp.	119,851	19,016,758
Medtronic PLC	259,485	25,580,031
Merck & Co., Inc.	198,747	16,042,858
Molina Healthcare, Inc.*	35,768	6,646,410
Novartis AG - SP ADR	267,143	23,356,312
Pfizer, Inc.	748,509	28,585,559
Roche Holding AG - SP ADR	219,774	9,527,203
Stryker Corp.	33,594	6,575,354
UnitedHealth Group, Inc.	66,323	20,218,567
Zimmer Biomet Holdings, Inc.	111,179	14,046,355
		345,403,987
Industrials—12.5%
AIR LEASE Corp.(a)	246,422	7,419,766
Altra Industrial Motion Corp.	95,994	2,975,814
AMETEK, Inc.	84,018	7,705,291
Carrier Global Corp.*	63,756	1,305,085
Caterpillar, Inc.	55,230	6,634,780
CH Robinson Worldwide, Inc.(a)	53,159	4,312,790
Cummins, Inc.	38,032	6,450,227
Deere & Co.	45,122	6,863,959
Dover Corp.	104,721	10,184,117
Eaton Corp. PLC	145,045	12,314,321
EnerSys	69,076	4,372,511
Expeditors International of Washington, Inc.(a)	104,226	7,959,740
General Dynamics Corp.	54,411	7,989,167
Honeywell International, Inc.	28,786	4,198,438
Huntington Ingalls Industries, Inc.	34,384	6,873,018
Huron Consulting Group, Inc.*	57,036	2,638,485
KAR Auction Services, Inc.*	74,595	1,070,438
Landstar System, Inc.(a)	41,907	4,872,108
ManpowerGroup, Inc.(a)	48,816	3,375,138
Masco Corp.	159,586	7,444,687
Oshkosh Corp.	50,547	3,630,286
Otis Worldwide Corp.	31,879	1,678,429
Owens Corning	113,053	5,935,282
PACCAR, Inc.	106,081	7,835,143
Raytheon Technologies Corp.	67,765	4,372,198
Robert Half International, Inc.(a)	87,204	4,424,731
Spirit AeroSystems Holdings, Inc., Class A	197,503	4,279,890
Textron, Inc.	146,446	4,535,433
United Parcel Service, Inc., Class B(a)	71,720	7,151,201
WESCO International, Inc.*	80,788	2,690,240
		163,492,713
Information Technology—12.9%
Amdocs Ltd.	73,917	4,602,073
Analog Devices, Inc.	41,185	4,651,846
Arrow Electronics, Inc.*	89,379	6,174,301
Belden, Inc.	75,192	2,559,536
CDK Global, Inc.	95,759	3,764,286
Cisco Systems, Inc.	318,343	15,223,162
Cognizant Technology Solutions Corp., Class A	206,591	10,949,323
Fidelity National Information Services, Inc.(a)	78,135	10,847,482
Flex Ltd.*	571,769	5,551,877
Hewlett Packard Enterprise Co.	413,167	4,011,852
Jabil, Inc.(a)	307,461	9,199,233
Leidos Holdings, Inc.	100,618	10,594,069
Microsoft Corp.	19,294	3,535,626
Oracle Corp.	357,343	19,214,333
Qorvo, Inc.*	204,768	21,447,400
Science Applications International Corp.	122,131	10,752,413
SS&C Technologies Holdings, Inc.(a)	178,703	10,346,010
TE Connectivity Ltd.	169,206	13,747,988
Western Digital Corp.*(a)	62,808	2,786,791
		169,959,601
Materials—4.9%
Cemex SAB de CV - SP ADR(a)	750,918	1,802,203
Corteva, Inc.	507,525	13,860,508
CRH PLC - SP ADR	211,333	6,796,469
DuPont de Nemours, Inc.	212,909	10,800,874
FMC Corp.	142,769	14,049,897
Ingevity Corp.*	67,529	3,556,752
Mosaic Co., (The)	299,614	3,622,333
PPG Industries, Inc.	42,550	4,326,059
Trinseo SA	73,743	1,517,631
Valvoline, Inc.	254,785	4,675,305
		65,008,031
Utilities—0.6%
Vistra Energy Corp.	357,312	7,303,457
TOTAL COMMON STOCKS
(Cost $1,080,401,483)		1,265,887,324
RIGHTS—0.0%
Information Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327	0
TOTAL RIGHTS
(Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—11.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.33%(b)	153,438,683	153,438,683
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $153,438,683)		153,438,683
SHORT-TERM INVESTMENTS—3.5%
U.S. Bank Money Market Deposit Account, 0.13%*(b)	45,478,732	45,478,732
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,478,732)		45,478,732
TOTAL INVESTMENTS—111.6%
(Cost $1,279,318,898)		1,464,804,739
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.6)%		(152,152,786)
NET ASSETS—100.0%		$1,312,651,953

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2020, the market value of securities on loan was $208,322,277.
(b)	The rate shown is as of May 31, 2020.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. as of May 31, 2020, these securities amounted to $0 or 0.0% of net assets.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS ALL-CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners All-Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$68,505,361	$68,505,361	$-	$-		$-
Consumer Discretionary	107,171,512	107,171,512	-	-		-
Consumer Staples	18,811,262	18,811,262	-	-		-
Energy	30,016,926	30,016,926	-	-		-
Financials	290,214,474	290,214,474	-	-		-
Health Care	345,403,987	345,403,987	-	-		-
Industrials	163,492,713	163,492,713	-	-		-
Information Technology	169,959,601	169,959,601	-	-		-
Materials	65,008,031	65,008,031	-	-		-
Utilities	7,303,457	7,303,457	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	153,438,683	-	-	-		153,438,683
Short-Term Investments	45,478,732	45,478,732	-	-		-
Total Assets	$1,464,804,739	$1,311,366,056	$-	$-	**	$153,438,683

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.